Note 3 – Stockholders’ Equity (Deficit)	3 Months Ended
Nov. 30, 2021
Equity [Abstract]
Note 3 – Stockholders’ Equity (Deficit)

Note 3 – Stockholders’ Equity (Deficit)

Authorized Shares

The Company is authorized to issue up to 900,000,000 shares of common stock, par value $0.0001 per share. Each outstanding share of common stock entitles the holder to one vote per share on all matters submitted to a stockholder vote. All shares of common stock are non-assessable and non-cumulative, with no pre-emptive rights.

On November 1st, 2021, the Company issued 4,500,000 options to board members and an advisor.

a.	2,000,000 options to purchase 2,000,000 ordinary shares of the company at an exercise price of $0.0001 per share to board members and advisor. The vesting period is one year on a quarterly basis.

b.	2,500,000 options to purchase 2,500,000 ordinary shares of the company at an exercise price of $0.0001 per share to the company’s chairman, which vested immediately November 11th, 2021, the date of the grant.

The fair value of the Company’s share options granted to directors and service providers for the three months ended November 2021 was estimated using the Black-Scholes model using the following assumptions:

Dividend yield (%)	–
Expected volatility of the share prices (%)	111%
Risk-free interest rate (%)	0.14
Expected life of share options (years)	1
Share price	0.14